Schedule of investments
Macquarie National High-Yield Municipal Bond Fund	May 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.45%
Education Revenue Bonds — 22.02%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,166,064
5.00% 6/1/64	1,600,000	1,490,576
Allentown Commercial and Industrial Development Authority Revenue
(Executive Education Academy Charter School Project)
144A 5.00% 7/1/50 #	1,000,000	920,900
144A 5.00% 7/1/59 #	6,000,000	5,393,340
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	248,617
144A 5.375% 7/1/53 #	965,000	915,930
144A 5.50% 7/1/58 #	1,115,000	1,071,760
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,848,256
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,105,000	1,131,929
144A 6.00% 7/1/47 #	8,995,000	9,101,771
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	752,002
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	925,280
Series A 144A 5.50% 7/1/58 #	1,385,000	1,311,761
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	972,980
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,010,120
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	6,115,000	5,039,433
(Odyssey Preparatory Academy Project)
144A 5.00% 7/1/49 #	4,000,000	3,536,600
144A 5.00% 7/1/54 #	5,000,000	4,301,650
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,509,350
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.50% 6/15/44 #	830,000	753,516
144A 4.75% 6/15/49 #	915,000	826,739
144A 4.875% 6/15/54 #	1,050,000	946,564
NQ- VQ [0525] 0725 (4640150)    1

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Basis Texas Charter Schools)
144A 4.875% 6/15/59 #	1,000,000	$ 888,420
144A 5.00% 6/15/64 #	1,200,000	1,075,284
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	4,959,500
144A 6.25% 6/1/63 #	5,250,000	5,259,450
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	831,600
Series A 5.00% 8/15/54	1,200,000	1,085,460
(KIPP Texas, Inc.) 3.00% 8/15/49	4,000,000	2,726,200
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	176,260
Series A 5.00% 8/15/41	600,000	468,858
Board of Regents of the University of Texas System Revenue
Series A 5.00% 8/15/50	8,175,000	8,710,136
Build NYC, New York Resource Revenue
(Bay Ridge Preparatory School Project)
144A 5.00% 9/1/44 #	725,000	673,764
144A 5.00% 9/1/59 #	3,870,000	3,435,515
(Civic Bronx LLC - Bold Charter School Project) 144A 6.00% 7/1/60 #	4,235,000	4,232,629
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	2,125,000	2,068,581
144A 5.75% 6/1/62 #	4,000,000	3,821,560
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	574,718
Series A 144A 5.50% 5/1/48 #	1,500,000	1,463,835
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,257,941
5.25% 7/1/62	6,355,000	6,219,130
(Metropolitan College Of New York Project) 5.00% 11/1/39	1,000,000	600,000
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	2,575,000	2,517,758
144A 5.75% 2/1/49 #	2,700,000	2,512,917
2    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	$ 11,651,866
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	35,570,000	38,292,172
Series V-2 2.25% 4/1/51	4,975,000	3,084,052
Series V-2 5.00% 4/1/51	1,790,000	1,926,953
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	9,600,000	8,969,376
California Infrastructure & Economic Development Bank Revenue
144A 5.00% 7/1/44 #	2,100,000	1,956,843
144A 5.125% 7/1/54 #	1,500,000	1,361,745
144A 5.25% 7/1/64 #	2,000,000	1,806,900
California Municipal Finance Authority Revenue
(Ascent 613 Project)
Series A 144A 5.375% 1/1/55 #	3,645,000	3,398,380
Series A 144A 5.50% 1/1/60 #	250,000	235,188
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	3,904,960
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,167,123
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	922,800
Series A 144A 5.00% 7/1/46 #	2,145,000	1,932,087
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	620,136
144A 5.90% 6/15/44 #	775,000	805,465
144A 6.375% 6/15/64 #	3,600,000	3,758,724
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,660,000
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,903,900
Series A 144A 6.00% 6/1/63 #	3,035,000	2,919,609
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	980,000
NQ- VQ [0525] 0725 (4640150)    3

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(Envision Education - Obligated Group) Series A 144A 5.00% 6/1/64 #	2,735,000	$ 2,352,374
(Escuela Popular Project) 144A 6.50% 7/1/50 #	910,000	914,605
(Fortune School of Education Obligated Group)
Series A 144A 5.00% 6/1/54 #	3,350,000	3,005,184
Series A 144A 5.125% 6/1/64 #	5,675,000	5,058,979
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,506,165
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	963,090
Series A 144A 5.00% 7/1/42 #	860,000	838,792
Series A 144A 5.50% 7/1/62 #	1,000,000	977,760
(ICEF - View Park Elementary & Middle Schools) Series A 5.625% 10/1/34	830,000	829,950
(Integrity Charter School Project)
144A 5.25% 7/1/44 #	750,000	707,273
144A 5.50% 7/1/54 #	1,500,000	1,390,890
144A 5.60% 7/1/64 #	1,500,000	1,379,700
(John Adams Academies - Obligated Group)
Series A 144A 5.00% 7/1/52 #	3,175,000	2,846,038
Series A 144A 5.125% 7/1/62 #	1,680,000	1,493,150
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,035,530
Series A 144A 6.375% 6/1/52 #	1,240,000	1,273,604
Series A 144A 6.50% 6/1/62 #	2,300,000	2,363,825
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	595,069
Series A 144A 5.00% 6/1/64 #	1,600,000	1,424,672
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,299,743
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,556,274
Series A 144A 4.00% 11/1/55 #	2,500,000	1,905,850
(Sycamore Creek Community Charter School Project) Series A 144A 6.75% 6/1/64 #	6,000,000	5,713,500
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	4,175,000	4,106,655
Series A 6.00% 10/1/49	1,720,000	1,690,984
4    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California School Finance Authority Revenue
(View Park High School) Series A 144A 7.125% 10/1/48 #	3,230,000	$ 3,231,776
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	1,396,665
Camden County, New Jersey Improvement Authority Revenue
(KIPP Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,846,713
Capital Projects Finance Authority Revenue
(Unionwest Properties LLC Project)
Series A-1 144A 5.00% 6/1/49 #	750,000	718,283
Series A-1 144A 5.00% 6/1/54 #	1,500,000	1,420,845
Series A-1 144A 5.00% 6/1/58 #	1,000,000	938,440
Series B 144A 2.851% 6/1/62 #, ~	29,500,000	4,353,905
Capital Trust Agency Educational Facilities Housing, Florida Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	288,271
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,297,640
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,288,129
Capital Trust Authority, Florida Revenue
(KIPP Miami North Campus Project)
Series A 144A 5.625% 6/15/44 #	410,000	411,697
Series A 144A 6.00% 6/15/54 #	655,000	660,482
Series A 144A 6.125% 6/15/60 #	800,000	807,312
(Madrone - Florida Tech Student Housing I, LLC - Florida Institute of Technology Project)
Series A 144A 5.25% 7/1/55 #	1,500,000	1,406,730
Series A 144A 5.375% 7/1/65 #	2,650,000	2,481,752
(Mason Classical Academy Project) Series A 144A 5.00% 6/1/64 #	7,950,000	6,934,785
(St. John Classical Academy Project)
Series A 144A 5.125% 6/15/50 #	500,000	457,455
Series A 144A 5.25% 6/15/59 #	1,000,000	912,720
Capital Trust Student Housing, Florida Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,551,600
NQ- VQ [0525] 0725 (4640150)    5

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	$ 10,860,720
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	1,925,000	1,925,096
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,042,600
5.00% 4/1/45	1,665,000	1,672,826
5.75% 4/1/48	5,150,000	5,367,845
City of Bethel Revenue
(Spectrum High School Project) 5.00% 7/1/59	1,750,000	1,577,905
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	3,844,920
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	1,122,036
Series 2024C 5.50% 10/1/54	1,750,000	1,765,418
City of Sierra, Arizona Vista Education Facility Revenue
(Champion Schools Project) 144A 5.75% 6/15/64 #	3,600,000	3,380,976
City of St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,149,094
City of Woodbury, Minnesota Revenue
(Math & Science Academy)
144A 5.25% 6/1/45 #	1,000,000	929,270
144A 5.50% 6/1/55 #	5,000,000	4,632,250
Cleveland-Cuyahoga County Port Authority Revenue
(Constellation Schools Project)
Series A 144A 5.25% 1/1/34 #	600,000	594,780
Series A 144A 5.375% 1/1/39 #	850,000	806,922
Series A 144A 5.875% 1/1/49 #	1,500,000	1,400,355
6    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Clifton, Texas Higher Education Finance Revenue
(Valor Education)
Series A 144A 5.00% 6/15/34 #	325,000	$ 314,548
Series A 144A 5.75% 6/15/44 #	600,000	566,688
Series A 144A 6.00% 6/15/54 #	830,000	769,725
Series A 144A 6.25% 6/15/53 #	3,710,000	3,567,425
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,163,452
Series A 144A 6.40% 6/15/53 #	1,850,000	1,818,975
Cobb County, Georgia Development Authority Education Facilities Revenue
(MT. Bethel Christian Academy Project)
144A 6.25% 6/1/55 #	2,655,000	2,698,144
144A 6.25% 6/1/64 #	3,150,000	3,181,594
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
Series A 144A 5.50% 4/1/44 #	2,000,000	1,997,660
Series A 144A 5.75% 4/1/59 #	2,250,000	2,209,185
Series A 144A 5.80% 4/1/54 #	2,800,000	2,795,744
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,506,150
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/40 #	555,000	512,715
144A 5.00% 12/1/50 #	1,740,000	1,520,777
144A 5.00% 12/1/55 #	3,440,000	2,942,679
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,817,570
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	366,605
Delaware State Economic Development Authority Revenue
(Academia Antonia Alonso Charter School Project)
144A 6.10% 7/1/65 #	5,000,000	4,934,019
Series A 144A 6.00% 7/1/55 #	1,710,000	1,711,453
NQ- VQ [0525] 0725 (4640150)    7

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(Rocketship DC Obligated Group)
Series A 144A 5.00% 6/1/51 #	1,500,000	$ 1,318,770
Series A 5.75% 6/1/54	3,000,000	2,973,990
Series A 6.00% 6/1/58	1,600,000	1,615,728
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,735,414
144A 5.25% 10/1/56 #	3,800,000	3,477,266
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	907,619
Series A 5.00% 6/15/56	4,010,000	3,716,709
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,000,860
Series A 144A 6.125% 6/15/44 #	5,300,000	5,300,424
Series C 144A 5.00% 9/15/50 #	2,000,000	1,706,560
(SFP - Tampa I - The Henry Project)
Series A-1 144A 5.00% 6/1/44 #	1,600,000	1,519,008
Series A-1 144A 5.25% 6/1/54 #	3,000,000	2,828,910
Series A-1 144A 5.25% 6/1/59 #	2,500,000	2,330,625
General Authority of Southcentral Pennsylvania Revenue
(AICUP Financing Program - York College of Pennsylvania Project) 5.25% 5/1/55	2,975,000	2,903,243
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University Project) 144A 5.125% 7/1/43 #	1,500,000	1,368,735
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	911,050
(Compass Public Charter School Project) Series A 144A 5.00% 7/1/54 #	860,000	736,745
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	480,000	475,752
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	531,611
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	488,502
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	1,075,457
8    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	$ 2,869,171
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,142
6.125% 2/1/45	1,400,000	1,399,972
Illinois Finance Authority Revenue
Series A 144A 5.875% 9/1/46 #	4,000,000	3,898,160
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,871,724
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,386,328
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	4,152,640
144A 7.00% 6/15/58 #	6,405,000	6,625,908
(PRG - UINDY Properties LLC)
5.25% 7/1/45	1,140,000	1,063,643
5.25% 7/1/55	1,545,000	1,405,641
5.625% 7/1/50	1,000,000	966,330
5.75% 7/1/60	2,160,000	2,077,099
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	5,943,710
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,500,855
Iowa Higher Education Loan Authority Revenue
(University of Dubuque Project) 6.00% 10/1/55	1,800,000	1,860,948
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,126,588
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	3,500,000	3,635,170
Series A 144A 7.50% 6/1/59 #	5,000,000	5,212,100
NQ- VQ [0525] 0725 (4640150)    9

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Louisiana Public Facilities Authority Revenue
(Geo Academies EBR - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	$ 1,031,844
144A 6.25% 6/1/62 #	1,420,000	1,423,962
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	966,070
Series A 144A 6.375% 6/1/62 #	1,330,000	1,284,580
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,538,000
Series A 144A 6.375% 6/1/52 #	2,000,000	1,854,120
Series A 144A 6.50% 6/1/62 #	4,000,000	3,695,600
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,602,610
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,692,651
Series A 144A 6.00% 6/15/52 #	1,530,000	1,540,725
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,850,000	4,827,302
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,523,150
Series V 5.00% 7/1/55	9,470,000	9,903,631
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	19,013,176
(Merrimack College Student Housing Project)
Series A 144A 5.00% 7/1/54 #	1,200,000	1,103,100
Series A 144A 5.00% 7/1/60 #	1,100,000	995,423
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,000,340
Series A 144A 6.00% 9/15/45 #	1,000,000	996,290
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,055,883
10    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Michigan Finance Authority Limited Obligation Revenue
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	$ 1,822,020
(Public School Academy Old Redford)
Series A 5.90% 12/1/30	1,340,000	1,329,776
Series A 6.50% 12/1/40	3,900,000	3,721,107
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,360,000	1,349,922
Monroe County, New York Industrial Development Revenue
(Eugenio Maria de Hostos Charter School Project)
Series A 144A 5.00% 7/1/54 #	2,000,000	1,715,780
Series A 144A 5.00% 7/1/59 #	350,000	295,295
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,596,388
Series A 144A 5.00% 12/15/38 #	1,000,000	975,250
Series A 144A 5.00% 12/15/48 #	500,000	454,085
Series A 144A 5.125% 12/15/45 #	5,030,000	4,761,146
New Hampshire Business Finance Authority Revenue
(Abilene Christian University Energy Projects) Series A 5.25% 11/1/54	2,135,000	2,099,495
New York State Dormitory Authority Revenue
(Columbia University) Series A2 5.00% 10/1/46	2,500,000	2,670,100
(Cornell University) Series A 5.50% 7/1/54	16,975,000	18,030,336
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	592,134
144A 6.00% 6/15/44 #	1,000,000	959,200
144A 6.50% 6/15/64 #	3,000,000	2,915,790
Oregon State Facilities Authority Revenue
(Redmond Proficiency Academy Project)
Series A 144A 5.625% 6/15/55 #	500,000	488,065
Series A 144A 6.00% 6/15/65 #	1,225,000	1,234,861
NQ- VQ [0525] 0725 (4640150)    11

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Philadelphia Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) 144A 5.00% 6/15/43 #	1,465,000	$ 1,396,892
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	356,445
(University of the Sciences) 5.00% 11/1/47	5,000,000	4,870,600
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,774,360
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,895,660
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	959,730
Pima County, Arizona Industrial Development Authority Education Revenue
144A 4.00% 6/15/51 #	4,000,000	3,035,880
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	477,630
144A 5.75% 5/1/50 #	2,530,000	2,399,224
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #, ‡	7,000,000	4,900,000
144A 5.00% 7/1/55 #, ‡	7,370,000	5,159,000
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	735,944
Public Finance Authority Revenue
(Triad Educational Services, Inc.) 5.50% 6/15/62	3,025,000	2,921,424
Public Finance Authority Charter School Revenue
(Foundation Academy Charter School)
144A 5.00% 7/1/55 #	2,000,000	1,747,020
144A 5.00% 7/1/60 #	1,200,000	1,032,300
12    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Shelby County, Health Educational and Housing Facility Board Revenue
(Madrone Memphis Student Housing I, LLC - University of Memphis Project)
Series A-1 144A 5.00% 6/1/44 #	1,000,000	$ 956,230
Series A-1 144A 5.25% 6/1/56 #	2,000,000	1,899,400
Sierra Vista Industrial Development Authority Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/59 #	5,500,000	4,921,565
144A 5.00% 6/15/64 #	5,000,000	4,409,650
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,663,015
Series A 144A 4.00% 6/1/56 #	1,530,000	1,011,682
(Greer Preparatory Academy Project)
144A 6.50% 6/15/54 #	1,750,000	1,689,660
144A 6.50% 6/15/59 #	2,500,000	2,390,300
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	4,352,650
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,569,074
Series A 144A 7.25% 6/15/58 #	2,915,000	2,935,376
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	927,771
Series A 144A 7.00% 6/15/53 #	1,830,000	1,827,493
Series A 144A 7.125% 6/15/58 #	1,510,000	1,515,164
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,253,915
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	18,500,000	19,754,115
University of Virginia Revenue
Series A-2 3.57% 4/1/45	10,000,000	8,347,200
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	2,321,448
NQ- VQ [0525] 0725 (4640150)    13

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	$ 2,905,622
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	942,400
Series A 144A 5.00% 6/15/50 #	2,200,000	1,926,650
Washington State Housing Finance Commission Revenue
(Blakeley and Laurel Villages Portfolio) Series A 144A 5.25% 7/1/64 (BAM) #	5,000,000	4,851,750
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,391,750
5.50% 7/1/59	6,000,000	6,079,500
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	2,500,000	2,674,075
Wisconsin Public Finance Authority Revenue
5.75% 7/1/62	12,372,573	12,402,267
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	3,065,920
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	303,675
Series A 144A 6.625% 7/1/53 #	600,000	606,924
Series A 144A 6.75% 7/1/58 #	550,000	558,332
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	955,030
Series A 5.25% 6/15/54	1,200,000	1,147,980
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,460,035
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,027,440
Series A 144A 6.25% 10/1/58 #	3,885,000	3,926,298
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	2,780,000	2,574,391
Series A 6.125% 6/15/57	2,620,000	2,421,168
(Triad Educational Services, Inc.)
5.25% 6/15/65	4,200,000	3,919,818
5.50% 6/15/55	2,200,000	2,176,526
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	335,000	326,223
14    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Wilson Preparatory Academy)
Series A 144A 5.00% 6/15/39 #	500,000	$ 473,525
Series A 144A 5.00% 6/15/49 #	2,200,000	1,948,254
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,145,400
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	922,610
Series A 5.00% 10/15/54	465,000	420,267
		749,710,871
Electric Revenue Bonds — 1.61%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	4,489,852
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/38	135,000	141,460
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	4,727,481
Series A 5.05% 7/1/42 ‡	4,590,000	2,518,762
Series A 6.75% 7/1/36 ‡	1,500,000	823,125
Series AAA 5.25% 7/1/25 ‡	925,000	507,594
Series AAA 5.25% 7/1/26 ‡	1,030,000	565,213
Series AAA 5.25% 7/1/27 ‡	5,330,000	2,924,837
Series AAA 5.25% 7/1/28 ‡	1,205,000	661,244
Series CCC 5.25% 7/1/27 ‡	5,525,000	3,031,844
Series TT 5.00% 7/1/23 ‡	2,785,000	1,521,306
Series TT 5.00% 7/1/37 ‡	5,230,000	2,869,962
Series WW 5.00% 7/1/28 ‡	6,040,000	3,314,450
Series WW 5.25% 7/1/25 ‡	1,530,000	839,588
Series WW 5.25% 7/1/33 ‡	1,260,000	691,425
Series WW 5.50% 7/1/38 ‡	9,035,000	4,957,956
Series XX 4.75% 7/1/26 ‡	920,000	504,850
Series XX 5.25% 7/1/40 ‡	19,300,000	10,590,875
Series XX 5.75% 7/1/36 ‡	7,470,000	4,099,162
Series ZZ 4.75% 7/1/27 ‡	760,000	417,050
Series ZZ 5.25% 7/1/24 ‡	1,275,000	696,469
NQ- VQ [0525] 0725 (4640150)    15

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/26 ‡	7,005,000	$ 3,843,994
		54,738,499
Healthcare Revenue Bonds — 14.54%
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A2 5.125% 1/1/59	4,595,000	4,220,646
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D 8.171% 1/1/59 ~	5,311,947	926,669
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.125% 1/1/59	2,199,550	1,724,249
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 1.759% 1/1/59 ~	5,189,384	2,820,949
(ISF - Ativo Portfolio)
Series A 144A 6.75% 3/1/65 #	9,000,000	8,248,410
Series A 144A 6.875% 3/1/55 #	2,000,000	1,903,860
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project)
5.00% 7/15/42	575,000	516,643
5.00% 7/15/41	5,395,000	4,922,506
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,828,910
5.75% 6/1/35	1,500,000	1,456,200
5.75% 6/1/45	2,500,000	2,196,800
6.00% 6/1/50	3,130,000	2,749,611
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	7,580,000	5,304,181
Series A 3.00% 8/15/51 (BAM)	10,000,000	7,111,800
(Kaiser Permanente) Subseries A-2 5.00% 11/1/47	7,770,000	8,284,529
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AG)	5,000,000	3,614,150
16    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
Series A 5.25% 1/1/45	1,295,000	$ 997,046
Series A 144A 6.625% 1/1/32 #	500,000	485,990
Series A 144A 6.875% 1/1/42 #	1,500,000	1,398,630
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	460,060
California Public Finance Authority Revenue
Series A 144A 6.375% 6/1/59 #	8,000,000	7,293,840
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AG)	2,000,000	2,026,220
Capital Projects Finance Authority Revenue
(Millenia Orlando Project)
Series A 144A 7.125% 1/1/65 #	6,400,000	6,188,096
Series A 144A 7.25% 1/1/55 #	1,000,000	1,001,300
Capital Trust Agency Senior Living Facilities, Florida Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,626,900
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	420,000	242,323
(Senior Living LLC Project)
Fourth Tier Series D 7.25% 1/1/52	7,410,000	3,289,151
Second Tier Series B 5.00% 1/1/47	2,375,000	1,318,386
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,200,000	5,005,444
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	9,015,210
City of Kalispell, Montana Revenue
(Immanuel Living at Buffalo Hill Project) Series A 6.00% 5/15/60	6,900,000	6,886,269
NQ- VQ [0525] 0725 (4640150)    17

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village) Series A 4.00% 5/15/34	1,000,000	$ 938,420
City of Medford, Oregon Hospital Facility Authority Revenue
(Asante Projects) Series A 3.00% 8/15/50 (AG)	3,500,000	2,407,125
City of Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,500,825
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,192,320
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,518,465
Series A 6.50% 12/1/52	2,000,000	2,010,040
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	916,540
Series A 5.375% 11/15/55	1,000,000	916,470
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	342,535
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	12,270,000	8,403,968
(American Baptist) 8.00% 8/1/43	2,500,000	1,561,825
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	884,775
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,085
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	575,250
Series A 144A 5.75% 12/1/35 #	1,150,000	782,817
Series A 144A 6.125% 12/1/45 #	1,200,000	731,868
Series A 144A 6.25% 12/1/50 #	560,000	342,457
18    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project) Series A 144A 5.00% 9/1/46 #	1,000,000	$ 921,330
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System) 5.50% 2/15/57	4,930,000	4,783,283
(The MetroHealth System) 5.50% 2/15/52	4,000,000	3,912,720
Denver, Colorado Health & Hospital Authority Revenue
Series A 6.00% 12/1/55	2,500,000	2,651,575
Doylestown, Pennsylvania Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,571,895
144A 5.375% 7/1/39 #	1,575,000	1,664,460
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Health Care Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,557,732
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	2,710,186
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	858,021
5.25% 11/15/51	1,350,000	1,064,192
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,000,000
Hamilton County, Ohio Hospital Facilities Revenue
(UC Health) Series A 5.50% 8/1/51	4,000,000	3,941,920
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,183,541
NQ- VQ [0525] 0725 (4640150)    19

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Hillsborough County, Florida Industrial Development Authority Hospital Revenue
(BayCare Health System Issue) Series C 5.50% 11/15/54	10,000,000	$ 10,532,700
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	2,370,000	1,586,312
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	411,407
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,121,920
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	729,837
5.50% 5/15/54	9,375,000	7,046,719
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	2,336,575
Series A 144A 5.60% 1/1/56 #	2,630,000	2,416,865
Iowa Finance Authority Revenue
(ChildServe Project) Series B 5.00% 6/1/36	2,425,000	2,383,848
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,421,647
5.25% 8/1/55	2,500,000	1,986,175
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	8,956,279
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	443,935
Series A 5.25% 5/15/47	1,525,000	1,359,979
Series A 5.25% 5/15/52	5,420,000	4,699,899
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,199,593
5.75% 11/15/45	3,000,000	2,449,710
5.75% 11/15/50	1,600,000	1,255,936
20    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	$ 7,476,300
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,324,975
Series A 5.75% 8/15/55	1,500,000	1,371,435
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	4,670,000	4,541,108
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,428,650
Series A 5.00% 1/1/55	2,635,000	1,744,027
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	10,000,000	7,176,200
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	4,395,366
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	5,000,000	3,492,800
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,470,000	1,890,415
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	3,945,066
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,466,083
5.375% 1/1/50	6,250,000	5,482,562
Series A 5.375% 1/1/51	2,000,000	1,738,760
NQ- VQ [0525] 0725 (4640150)    21

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	$ 7,387,369
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,856,120
Nassau County, New York Industrial Development Agency
(Amsterdam at Harborside Project) 5.00% 1/1/58 •	10,884,206	761,894
New Hampshire, National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,495,229
Series A 144A 5.625% 7/1/46 #	1,000,000	972,520
Series A 144A 5.75% 7/1/54 #	2,000,000	1,920,040
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,954,340
(Bella Vida Forefront Living Project) Series A 6.50% 10/1/60	1,285,000	1,227,985
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37 ‡	120,000	94,019
Series A-2 7.50% 11/15/36 ‡	745,000	607,793
Series B 4.095% 11/15/61 •	3,213,775	1,124,082
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	595,650
Series A-1 5.00% 7/1/51	1,575,000	1,421,437
Series B 4.00% 7/1/31	635,000	506,413
Series B 4.75% 7/1/51	1,915,000	1,527,212
Series C 5.00% 7/1/31 ‡	250,000	125,000
Series C 5.25% 7/1/36 ‡	350,000	175,000
Series C 5.75% 7/1/51 ‡	2,250,000	1,125,000
Series D 6.00% 7/1/26 ‡	90,000	12,600
Series D 7.00% 7/1/51 ‡	1,350,000	189,000
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,490,450
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	14,381,073
22    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Superior Living Foundation Project) Series A 144A 6.50% 7/1/56 #	10,000,000	$ 8,983,900
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	944,970
Series A 6.875% 10/1/57	6,500,000	6,162,975
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #	3,125,000	2,399,969
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,820,180
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,729,250
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,550,285
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	2,931,810
Onondaga, New York Civic Development Tax-exempt Revenue
(Crouse Health Hospital, Inc. Project)
Series A 5.125% 8/1/44	500,000	431,605
Series A 5.375% 8/1/54	1,250,000	1,076,863
Orange County, Florida Health Facilities Authority Revenue
(Orlando Health Obligated Group)
4.00% 10/1/52	5,000,000	4,189,750
4.00% 10/1/52 (AG)	1,950,000	1,639,053
Oregon Health & Science University Revenue
(Green Bonds) Series A 3.00% 7/1/51	5,000,000	3,410,950
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,206,306
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	3,318
NQ- VQ [0525] 0725 (4640150)    23

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	$ 3,148,500
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,729,080
Public Finance Authority Charter School Revenue
(Inperium Project) 144A 5.75% 12/1/54 #	13,000,000	12,732,720
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,927,480
Series A 5.50% 11/15/49	10,700,000	9,830,090
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,542,967
South Carolina Jobs-Economic Development Authority Revenue
(Beaufort Memorial Hospital & South Broad Healthcare Project)
5.50% 11/15/44	1,000,000	1,000,680
5.75% 11/15/54	2,250,000	2,269,147
(Novant Health Obligated Group) Series A 5.50% 11/1/54	1,845,000	1,903,542
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	683,542
5.50% 12/1/43	1,250,000	1,128,575
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	579,948
Series A 5.125% 8/15/45	1,800,000	1,547,802
Stamford Housing Authority Revenue
(Mozaic Concierge Living Project)
Series A 6.25% 10/1/60	1,500,000	1,425,675
Series A 6.50% 10/1/55	2,285,000	2,250,976
24    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	$ 7,722,806
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	3,296,053
Series A 6.75% 11/15/52	5,800,000	5,869,832
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,405,326
Series A 144A 6.125% 10/1/52 #	2,570,000	1,631,025
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	20,447,977
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia)
Series A 4.50% 12/1/44	2,750,000	2,529,285
Series A 5.50% 12/1/54	3,500,000	3,531,220
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,695,205
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 6.00% 7/1/34	1,000,000	1,000,370
Series A 6.125% 7/1/39	750,000	749,962
Series A 6.25% 7/1/44	2,500,000	2,454,825
Wisconsin Health & Educational Facilities Authority Revenue
(Chiara Housing and Services Project) 6.00% 7/1/60	6,000,000	5,678,940
(Chiara Housing and Services, Inc. Project) 6.625% 7/1/60	1,500,000	1,524,570
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,045,040
(Covenant Communities Project)
Second Tier Series B 5.00% 7/1/53	1,945,000	1,574,478
Third Tier Series C 7.00% 7/1/43	1,000,000	844,850
Third Tier Series C 7.50% 7/1/53	1,000,000	841,000
NQ- VQ [0525] 0725 (4640150)    25

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Health & Educational Facilities Authority Revenue
(Dickson Hollow Phase II Project)
5.45% 10/1/39	500,000	$ 491,000
6.00% 10/1/44	300,000	301,275
6.125% 10/1/59	2,750,000	2,696,238
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	609,498
Series A 5.00% 11/1/46	1,000,000	886,300
Series A 5.00% 11/1/54	8,425,000	7,157,711
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	960,509
Series A 144A 5.125% 6/1/48 #	1,375,000	1,265,921
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,368,650	2,105,185
Series A 5.75% 12/1/48	2,576,272	2,189,265
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,169,175
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,268,816
		495,300,492
Housing Revenue Bonds — 3.09%
California CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson - Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,074,240
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	650,000	547,554
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	3,771,798
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,602,483
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,802,820
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,167,160
26    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	1,805,000	$ 1,837,093
Series B 5.20% 12/1/48	1,080,000	1,095,941
Series B 5.25% 6/1/51	275,000	279,353
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	5,605,000	5,651,690
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,240
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43	1,500,000	1,514,235
Series D-1 5.125% 7/1/48	1,850,000	1,862,117
Series D-1 5.20% 7/1/53	5,000,000	5,052,400
Maine State Housing Authority Revenue
Series A 3.00% 11/15/44	2,525,000	1,957,860
Michigan State Housing Development Authority Revenue
Series A 4.80% 10/1/64	7,000,000	6,629,350
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53	5,000,000	5,112,800
New York City, New York Housing Development Revenue
(8 Spruce Street) Series RE 5.25% 12/15/43	6,000,000	6,100,560
Ohio Housing Finance Agency Revenue
(Havens Edge Apartments Project) Series A 144A 5.70% 8/1/43 #	3,500,000	3,545,115
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
(Social Bonds)
Series 141A 4.60% 10/1/43	1,645,000	1,600,667
Series 142A 5.00% 10/1/50	10,340,000	10,292,229
Series 143A 5.45% 4/1/51	5,000,000	5,130,900
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,445,000	1,440,260
Tennessee Housing Development Agency Revenue
(Social Bonds) Series 1A 5.05% 7/1/55	2,500,000	2,441,900
NQ- VQ [0525] 0725 (4640150)    27

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Texas Community Housing & Economic Development Revenue
(Agape Helotes) Series A1 144A 6.25% 1/1/65 #	7,500,000	$ 6,828,600
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53	2,500,000	2,507,525
Virginia Housing Development Authority Revenue
Series A 5.30% 11/1/53	3,500,000	3,555,405
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	711,480
Wisconsin Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,516,150
		105,379,925
Industrial Development Revenue/Pollution ControlRevenue Bonds — 21.97%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	1,999,980
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	196,200
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	639,900
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,729,500
Series B 144A 7.375% 7/1/48 (AMT) #	10,000,000	10,847,100
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	18,964,875
Black Belt, Alabama Energy Gas District Revenue
(Gas Project) Series D-1 5.50% 6/1/49 •	2,330,000	2,439,813
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 3.00% 6/1/48	4,775,000	3,335,003
Series A-2 Class 1 4.00% 6/1/48	9,150,000	7,654,432
Series B-2 Class 2 5.00% 6/1/55	44,670,000	38,710,129
28    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	$ 3,143,187
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series C 5.25% 1/1/54 •	3,000,000	3,107,130
Series G 5.00% 11/1/55 •	5,000,000	5,144,100
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	8,695,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	474,125
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	35,500,000	34,409,085
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	16
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	53
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	142,869
Children's Trust Fund, Commonwealth of Puerto Rico Revenue
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	13,504,500
Series B 9.403% 5/15/57 ^	3,420,000	193,093
City of Houston, Texas Airport System Revenue
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,004,240
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,000
NQ- VQ [0525] 0725 (4640150)    29

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal Improvement Projects)
Series B 5.50% 7/15/38 (AMT)	11,750,000	$ 12,088,400
Series B 5.50% 7/15/39 (AMT)	3,000,000	3,073,260
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	4,636,700
Colorado Educational & Cultural Facilities Authority Revenue
(The Stanley Project) Series A1 144A 6.875% 2/1/59 #	15,000,000	15,307,200
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	11,942,700
Series D 7.392% 6/15/55 ^	262,500,000	23,081,625
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	9,262,143
Series D 7.815% 6/1/55 ^	4,000,000	300,320
Fayette County, Georgia Development Authority Revenue
(United States Soccer Federation, Inc. Project) 5.25% 10/1/54	2,000,000	2,012,720
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	998,800
Florida Development Finance Corporation Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 8.25% 7/1/57 (AMT) #, •	24,400,000	24,845,300
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	15,000,000	14,760,300
5.50% 7/1/53 (AMT)	30,000,000	28,203,900
30    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	$ 8,982,500
(Convention Center Hotel) First Tier Series A 4.00% 1/1/54	13,060,000	10,678,248
Georgia Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,030,850
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Subordinate Series B-2 1.491% 6/1/66 ^	318,050,000	34,253,985
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,286,592
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #, ‡	6,635,000	1,022,055
Industrial Development Board Of The City Of Kingsport Tennessee Revenue
(Domtar Project) 144A 5.25% 12/1/54 (AMT) #, •	7,500,000	7,459,275
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	23,649,556
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	21,525,539
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,587	122
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #, ‡	10,950,000	1,095,000
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	10,670,000	8,845,217
NQ- VQ [0525] 0725 (4640150)    31

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	$ 6,658,120
Mobile County, Alabama Industrial Development Authority Revenue
(AM/NS Calvert LLC Project)
Series A 5.00% 6/1/54 (AMT)	13,000,000	12,220,390
Series B 4.75% 12/1/54 (AMT)	7,090,000	6,406,240
Monroe, New York Tobacco Asset Securitization Revenue
(Forth Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	21,177,000
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	8,400,500
Nevada State Department of Business & Industry Revenue
(Brightline West Passenger Rail Project) Series A 144A 9.50% 1/1/65 (AMT) #, •	10,000,000	9,542,500
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #, ‡	1,964,485	196
New Hampshire, Business Finance Authority Revenue
(Bridgeland Water & Utility Districts) 144A 5.875% 12/15/33 #	6,000,000	6,011,460
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	3,430,000	3,430,926
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,270,661
New Jersey Tobacco Settlement Financing Revenue
Subordinate Series B 5.00% 6/1/46	4,300,000	4,128,086
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	3,098,150
New York Counties Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 0.269% 6/1/60 #, ♦, ^	322,800,000	13,128,276
32    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Counties Tobacco Trust VI Pass-Through Revenue
Series C 5.00% 6/1/51 ♦	1,000,000	$ 850,670
New York Transportation Development Special Facility Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	1,017,710
(Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	16,840,000	14,933,712
Ohio, Port of Greater Cincinnati Development Authority Revenue
(RBM Phase 3 Garage Project)
5.00% 12/1/44	1,000,000	955,890
5.125% 12/1/55	1,500,000	1,389,495
Pennsylvania Economic Development Financing Authority Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/51 (AMT) #, •	2,000,000	1,989,180
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,503,465
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,285,427
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	1,894,880
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	1,863,760
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	1,999,880
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	3,504,780
Puerto Rico Industrial Development Revenue
7.00% 1/1/54 •	7,500,000	7,143,750
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,574,583
5.25% 12/1/27	2,235,000	2,309,358
5.25% 12/1/28	1,050,000	1,096,568
5.50% 12/1/29	765,000	813,929
NQ- VQ [0525] 0725 (4640150)    33

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	375,000	$ 373,031
SkyRidge Pegasus Infrastructure Financing District Revenue
144A 5.25% 12/1/44 #	6,500,000	6,123,650
Southeast Energy Authority A Cooperative District Revenue
Series B 5.25% 3/1/55 •	7,500,000	7,744,050
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,063,850
Series B 144A 6.10% 12/1/40 #, •	1,630,000	1,734,369
Suffolk, New York Regional Off-Track Betting Revenue
6.00% 12/1/53	15,000,000	15,337,800
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	677,024
(Capital Appreciation - Third Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,466,958
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 Class 2 5.00% 6/1/48	725,000	689,809
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,000,460
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	9,300,666
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	1,006,290
Virginia Tobacco Settlement Financing Revenue
Series A-1 6.706% 6/1/46	10,665,000	8,407,860
Series B-1 5.00% 6/1/47	2,200,000	1,901,900
(Capital Appreciation Bonds)
First Subordinate Series C 2.949% 6/1/47 ^	95,170,000	24,162,711
Second Subordinate Series D 2.20% 6/1/47 ^	179,085,000	44,507,995
34    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	$ 480
West Virginia Economic Development Authority Solid Waste Disposal Revenue
(Core Natural Resources, Inc. Project) 144A 5.45% 1/1/55 (AMT) #, •	4,000,000	3,979,000
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	15,255,000	14,276,087
		748,180,324
Lease Revenue Bonds — 2.32%
Atlanta, Georgia Development Authority Revenue
(Gluch Enterprise Zone Project) 144A 6.09% 12/15/48 #, ~	2,500,000	2,173,775
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	945,010
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,300,000	1,301,521
5.875% 11/1/43	3,765,000	3,769,857
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,643,050
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	7,700,330
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 0.653% 12/15/56 ^	6,110,000	1,049,881
Series A 4.00% 6/15/52	5,305,000	4,288,297
Series B 1.407% 12/15/54 ^	16,210,000	3,124,640
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	707,353
NQ- VQ [0525] 0725 (4640150)    35

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New Hampshire Business Finance Authority Revenue
(Silverado Project) 144A 5.00% 12/1/28 #	2,000,000	$ 1,993,000
New Jersey Transportation Trust Fund Authority Revenue
Series BB 3.00% 6/15/50	7,265,000	5,089,496
Series CC 4.125% 6/15/50	5,000,000	4,308,950
(Transportation Program) Series BB 4.00% 6/15/50	5,925,000	5,002,122
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,700,809
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	3,878,605
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	7,000,000	6,808,620
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,253,988
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,508,850
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	944,310
5.375% 2/1/41	1,300,000	1,143,506
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AG) ^	2,250,000	1,370,430
Series A 6.44% 7/15/37 (AG) ^	4,000,000	2,294,240
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	2,898,240
		78,898,880
Local General Obligation Bonds — 3.96%
Adams County, Colorado Parterre Metropolitan District No 5
Series A 5.875% 12/1/45	1,250,000	1,278,175
Series A 6.125% 12/1/55	1,730,000	1,778,544
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	9,785,000	8,878,322
Series A 5.875% 12/1/47	8,000,000	8,317,600
Series A 6.00% 12/1/49	13,820,000	14,438,722
36    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
Series A 144A 7.00% 12/1/46 #	2,500,000	$ 2,573,000
Series B 4.00% 12/1/40	4,500,000	3,951,495
Series G 5.00% 12/1/44	4,295,000	3,983,097
Series H 5.00% 12/1/36	4,850,000	4,710,611
Series H 5.00% 12/1/46	4,225,000	3,847,327
City of Chicago, Illinois
Series A 5.50% 1/1/39	2,660,000	2,740,757
Series A 5.50% 1/1/40	2,160,000	2,208,298
Series A 5.50% 1/1/49	770,000	754,492
(Chicago Recovery Plan) Series A 5.00% 1/1/44	12,100,000	11,573,529
City of Horace
Series C 5.00% 5/1/50	1,500,000	1,426,560
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend, Texas Independent School District
Series 2024A 5.00% 8/15/33	1,550,000	1,744,308
Grapevine Wash Local District
(Grapevine Wash Assessment Area No.1)
Series A-1 144A 6.00% 3/1/55 #	1,000,000	931,990
Series A-2 144A 5.25% 12/1/44 #	1,500,000	1,389,960
MIDA Golf and Equestrian Center Public Infrastructure District, Utah
144A 4.50% 6/1/51 #	7,500,000	6,014,925
New Hampshire Business Finance Authority Revenue
144A 5.375% 12/15/35 #	4,800,000	4,781,424
(Easton Park Project) 144A 5.625% 2/1/30 #	6,000,000	5,970,000
New Hampshire, National Finance Authority Revenue
(Tamarron Project, Fort Bend County, Texas) 144A 5.25% 12/1/35 #	5,825,000	5,793,195
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,187,432
Public Finance Authority Revenue
(Two Step Project) 144A 5.70% 12/15/34 #, ^	9,000,000	5,072,670
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	840,020
Village of Riverdale, Illinois
8.00% 10/1/36	6,690,000	6,702,912
NQ- VQ [0525] 0725 (4640150)    37

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Nolina & Sorella Projects) 144A 5.50% 12/15/32 #	3,437,314	$ 3,326,357
(Waterstone Project) 144A 5.50% 12/15/38 #	10,000,000	9,849,900
		134,702,122
Pre-Refunded/Escrowed to Maturity Bonds — 1.02%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,600,000	2,827,838
California School Finance Authority Revenue
(Aspire Public Schools-Obligated Group) 144A 5.00% 8/1/41-25 #, §	125,000	125,327
(Escuela Popular Project) 144A 6.50% 7/1/50-27 #, §	1,590,000	1,697,023
City of Chicago, Illinois
Series C 5.00% 1/1/26	500,000	505,215
Decatur County, Texas Hospital Authority
(Wise Regional Health System) Series C 4.00% 9/1/44-31 §	2,036,000	2,125,808
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	10,625,000	11,951,319
New Jersey Transportation Trust Fund Authority Revenue
(Transportation Program) Series CC 5.50% 6/15/50-32 §	4,250,000	4,952,567
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	5,951,050
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-29 (AMT) §	55,000	55,281
Washington State Housing Finance Commission Revenue
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,002,520
(Heron's Key) Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,634,135
		34,828,083
38    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds — 0.22%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	$ 2,550,000
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,082,199
		7,632,199
Special Tax Revenue Bonds — 13.89%
Aerotropolis Regional Transportation Authority Revenue
144A 5.50% 12/1/44 #	2,000,000	1,977,000
144A 5.75% 12/1/54 #	8,750,000	8,788,062
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Refunding Project) 144A 5.00% 5/1/42 #	5,355,000	5,163,077
(Waterfront - 30 E. Allen Street Project) Series A 144A 5.25% 5/1/42 #	1,275,000	1,236,903
Arrowhead Springs Public Infrastructure District Revenue
(Arrowhead Springs Assessment Area) 144A 5.625% 12/1/54 #	3,200,000	3,091,616
Atlanta, Georgia Development Authority Revenue
(Westside Gulch Area Project) Series A-2 144A 5.50% 4/1/39 #	5,000,000	5,031,800
Black Desert Public Infrastructure District, Utah Revenue
(Black Desert Assessment Area) 144A 5.625% 12/1/53 #	5,000,000	4,915,450
Black Rock Mountain Resort Public Infrastructure District Special Assessment Revenue
(Black Rock Mountain Resort Assessment Area) 144A 5.875% 12/1/54 #	8,000,000	8,013,600
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	235,000	226,799
Build NYC, New York Resource Revenue
(Quilici Ranch) 5.125% 6/1/47 #	1,000,000	937,160
NQ- VQ [0525] 0725 (4640150)    39

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45 ‡	2,460,000	$ 1,968,000
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,000,890
144A 5.40% 3/1/45 #	2,000,000	2,000,660
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	790,000
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	200,678
City of Rancho, Mirage Community Facilities District No. 5 Revenue
Series A 5.00% 9/1/54	1,400,000	1,378,272
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,555,069
Commonwealth of Puerto Rico Revenue
1.747% 11/1/51 •	23,410,581	14,368,244
3.113% 11/1/43 •	69,479,474	41,774,534
(Subordinate) 2.41% 11/1/51 •	17,208,390	8,883,831
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,563,228
Creekwalk Marketplace Business Improvement District Revenue
(In The City Of Colorado Springs) Series A 6.00% 12/1/54	5,900,000	5,465,701
Fountain, Colorado Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,559,875
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	71,361,104	68,577,307
40    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	$ 1,570,020
Grandview, Missouri Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	640,000
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	295,000	245,009
3.50% 9/1/45	715,000	546,081
4.00% 9/1/51	490,000	387,404
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,109,050
Series E 6.125% 3/1/57	3,250,000	3,373,597
Kansas City Industrial Development Authority Revenue
(Historic Northeast Redevelopment Plan)
Series A-1 144A 5.00% 6/1/46 #	1,875,000	1,743,638
Series A-1 144A 5.00% 6/1/54 #	1,250,000	1,119,725
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55 ^^	625,611	563,050
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	730,000	743,958
144A 5.75% 6/1/42 #	1,085,000	1,091,022
144A 5.75% 6/1/47 #	1,550,000	1,539,196
144A 6.00% 6/1/52 #	1,765,000	1,775,113
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	390,413
5.75% 6/1/43	500,000	516,030
6.00% 6/1/53	1,000,000	1,028,060
NQ- VQ [0525] 0725 (4640150)    41

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lees Summit, Missouri Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	1,480,679	$ 814,373
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	917,070
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,053
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, φ	859,000	283,470
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	8,945,000	8,587,200
Mida Mountain Village Public Infrastructure District Revenue
(Subordinate)
Series 1 144A 5.125% 6/15/54 #	3,000,000	2,791,500
Series 2 144A 6.00% 6/15/54 #	4,410,000	4,433,020
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	499,990
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,100,000	1,109,317
Series A 5.50% 8/1/35	1,500,000	1,511,040
Monongalia County, West Virginia Revenue
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	820,000	841,377
Series A 144A 5.75% 6/1/43 #	1,315,000	1,351,110
Series A 144A 6.00% 6/1/53 #	1,315,000	1,352,754
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
(Subordinate Bonds) Series A-3 3.00% 5/1/45	4,000,000	2,945,560
New York State Dormitory Authority Revenue
Series A 3.00% 3/15/49	5,000,000	3,479,150
New York State Urban Development Revenue
(General Purpose)
Series A 3.00% 3/15/50	10,810,000	7,477,169
42    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose)
Series E 3.00% 3/15/50	2,500,000	$ 1,729,225
New York Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	8,500,000	5,970,910
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,270,000	1,226,261
Oklahoma County, Oklahoma Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,431,975
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,558,920
Series A 5.50% 8/15/53	1,200,000	1,239,024
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	1,927,620
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	40,908,000	37,463,137
Series A-1 5.00% 7/1/58	24,433,000	22,956,025
Series A-1 5.831% 7/1/46 ^	104,102,000	33,419,865
Series A-1 5.915% 7/1/51 ^	143,746,000	33,934,118
Series A-2 4.536% 7/1/53	1,022,000	885,604
Series A-2 4.784% 7/1/58	9,355,000	8,386,758
Series B-1 4.75% 7/1/53	5,619,000	5,145,824
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue
(Francis Place Redevelopment Project) 5.625% 11/1/25	300,000	300,360
San Buenaventura, California Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	725,000	727,683
8.00% 8/1/38	1,500,000	1,505,280
NQ- VQ [0525] 0725 (4640150)    43

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	910,000	$ 876,375
Series A 144A 5.25% 9/1/45 #	3,540,000	3,322,007
Sterling Ranch, Colorado Community Authority Board Revenue
5.625% 12/1/43	1,300,000	1,300,585
Stone Canyon, Missouri Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	262,500
Town of Bridgeville, Delaware Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	867,650
144A 5.625% 7/1/53 #	1,530,000	1,534,299
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,387,829
6.75% 12/1/52	4,000,000	4,019,800
Village Community Development District No. 15, Florida Revenue
144A 5.00% 5/1/43 #	1,000,000	984,030
144A 5.25% 5/1/54 #	3,500,000	3,417,820
Virgin Islands Public Finance Authority Revenue
(Frenchman's Reef Hotel Development Project) Series A 144A 6.00% 4/1/53 #	3,000,000	2,980,230
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	2,601,456
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,535,000	2,537,890
(McLemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	9,490,000
Series B 144A 6.50% 6/1/56 #	1,000,000	790,000
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	9,500,000	9,355,315
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,965,000	4,324,167
44    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	2,920,000	$ 2,753,706
		472,859,523
State General Obligation Bonds — 4.37%
California State
4.00% 9/1/29	3,950,000	4,112,937
Commonwealth of Massachusetts
Series C 2.75% 3/1/50	18,225,000	12,066,226
Series D 4.00% 11/1/35	5,000,000	5,057,950
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	4,913,928	4,541,895
Series A-1 4.00% 7/1/41	29,273,237	25,099,166
Series A-1 4.00% 7/1/46	80,775,861	66,436,530
Illinois State
5.00% 1/1/28	1,190,000	1,200,210
5.50% 5/1/39	6,000,000	6,281,280
Series A 5.125% 12/1/29	1,310,000	1,356,911
Series A 5.50% 3/1/47	9,700,000	9,947,932
Series B 3.00% 12/1/41	2,605,000	1,943,982
Series C 4.00% 10/1/41	400,000	355,532
Series C 4.00% 10/1/42	2,900,000	2,544,895
Series C 4.00% 10/1/48	1,000,000	833,370
Series C 5.00% 11/1/29	4,600,000	4,746,648
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,188,534
		148,713,998
Transportation Revenue Bonds — 8.46%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AG) (AMT)	5,000,000	5,184,250
Series A 5.50% 1/1/53 (AG) (AMT)	6,770,000	6,993,816
Build NYC, New York Resource Revenue
(TRIPS Obligated Group) 5.50% 7/1/55 (AMT)	4,000,000	4,041,880
NQ- VQ [0525] 0725 (4640150)    45

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Burbank-Glendale-Pasadena, California Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/49 (AMT)	6,000,000	$ 6,092,700
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	7,500,000	6,227,775
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,462,095
Central Texas Regional Mobility Authority Senior Lien Revenue
(Capital Appreciation bonds)
7.81% 1/1/36 ^	2,500,000	1,598,975
7.85% 1/1/40 ^	2,000,000	967,060
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,300,250
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,044,765
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,251,560
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project) 144A 12.00% 7/15/32 (AMT) #, •	35,285,000	36,638,886
Grand Parkway, Texas Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,385,740
Kansas State Department of Transportation Revenue
Series A 5.00% 9/1/44	100,000	104,888
Lee County, Florida Airport Revenue
5.25% 10/1/49 (AMT)	5,155,000	5,217,066
Louisiana Public Facilities Authority Revenue
(I-10 Calcasieu River Bridge Public-Private Partnership Project) 5.50% 9/1/59 (AMT)	8,885,000	9,030,003
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,547,910
46    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Miami-Dade County, Florida Aviation Revenue
Series A 5.50% 10/1/55 (AMT)	3,000,000	$ 3,062,640
New Jersey Economic Development Authority Revenue
(Repauno Port & Rail Terminal Project) 144A 6.625% 1/1/45 (AMT) #	5,000,000	5,071,050
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,075,250
New York Transportation Development Revenue
(JFK Airport Terminal 6 Redevelopment Project) Series A 5.50% 12/31/60 (AMT)	17,980,000	18,067,563
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds) 5.375% 6/30/60 (AMT)	24,500,000	24,389,750
New York Transportation Development Special Facility Revenue
(John F. Kennedy International Airport New Terminal One Project-Green Bonds)
5.125% 6/30/60 (AG) (AMT)	3,650,000	3,615,544
5.50% 6/30/54 (AMT)	8,000,000	8,071,120
5.50% 6/30/60 (AMT)	17,095,000	17,123,378
6.00% 6/30/54 (AMT)	20,220,000	21,211,184
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/38 (AMT)	2,455,000	2,494,452
5.00% 12/1/41 (AMT)	4,920,000	4,950,012
North Carolina Turnpike Authority Revenue
(Triangle Expressway System) Series C 4.97% 7/1/41 ^	4,160,000	1,790,547
Oklahoma County, Oklahoma Turnpike Authority Revenue
Series A 5.50% 1/1/54	16,240,000	17,280,984
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,190,612
Subordinate Series B 3.00% 12/1/51	2,500,000	1,745,225
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien)
Series A 5.00% 7/1/40	30,000	30,064
NQ- VQ [0525] 0725 (4640150)    47

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Phoenix, Arizona Civic Improvement Revenue
(Junior Lien)
Series B 3.25% 7/1/49 (AMT)	1,555,000	$ 1,128,946
Plaquemines, Louisiana Port Harbor & Terminal District Dock & Warf Facilities Revenue
(Nola Terminal LLC Project) Series A 144A 9.00% 12/1/44 #	5,000,000	4,232,250
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,466,540
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	4,945,000	4,231,536
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	12,290,000	12,598,848
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	18,280,000	17,418,463
Tulsa Municipal Airport Trust Trustees Revenue
(American Airlines, Inc. Project)
6.25% 12/1/35 (AMT)	4,000,000	4,376,760
6.25% 12/1/40 (AMT)	5,250,000	5,643,225
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,585,024
		287,940,586
Water & Sewer Revenue Bonds — 0.98%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	184,577
5.00% 11/1/28	30,000	30,570
JEA Water & Sewer System Revenue
Series A 5.00% 10/1/43	5,000,000	5,227,450
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	17,200,000	17,632,236
New York City Municipal Water Finance Authority Revenue
Subseries AA-1 3.50% 6/15/48	5,000,000	3,926,950
48    NQ- VQ [0525] 0725 (4640150)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
New York City Municipal Water Finance Authority Revenue
Subseries BB-1 3.00% 6/15/44	8,750,000	$ 6,534,763
		33,536,546
Total Municipal Bonds (cost $3,604,552,931)		3,352,422,048

Short-Term Investments — 1.02%
Variable Rate Demand Notes — 1.02%
Idaho Health Facilities Authority
(St. Luke's Health System Project) Series D 3.00% 3/1/60 (LOC - TD Bank, N.A.)¤	14,200,000	14,200,000
New York City Municipal Water Finance Authority Revenue
(Second General Resolution) Series DD-1 3.00% 6/15/43 (SPA - TD Bank, N.A.)¤	10,500,000	10,500,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 2.90% 8/1/34 (LOC - TD Bank, N.A.)¤	10,000,000	10,000,000
Total Short-Term Investments (cost $34,700,000)		34,700,000
Total Value of Securities—99.47% (cost $3,639,252,931)		3,387,122,048

Receivables and Other Assets Net of Liabilities—0.53%		18,079,328
Net Assets Applicable to 349,088,674 Shares Outstanding—100.00%		$3,405,201,376
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $1,095,353,776, which represents 32.17% of the Fund’s net assets.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2025.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
‡	Non-income producing security. Security is currently in default.
NQ- VQ [0525] 0725 (4640150)    49

Schedule of investments
Macquarie National High-Yield Municipal Bond Fund
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^^	Represents a security with a settlement after May 31, 2025, at which time the interest rate will be reflected.
φ	Step coupon bond. Stated rate in effect at May 31, 2025 through maturity date.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2025.
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AICUP – Association of Independent Colleges & Universities of Pennsylvania
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
ICEF – Inner City Education Foundation
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
50    NQ- VQ [0525] 0725 (4640150)

Summary of abbreviations: (continued)
USD – US Dollar
NQ- VQ [0525] 0725 (4640150)    51